INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY DEFICIENCY (Unaudited) - USD ($)	Common Stock	Shares to be issued	Additional Paid-In Capital	Deficit	Accumulated other comprehensive income (loss)	Total
Beginning Balance, Shares at Dec. 31, 2017	43,330,776
Beginning Balance, Amount at Dec. 31, 2017	$ 4,332		$ 21,015,908	$ (21,302,533)	$ (27,392)	$ (309,685)
Issuance of shares for private placement, Shares	887,500
Issuance of shares for private placement, Amount	$ 89		80,253			80,342
Share-based payment expense - Issuance of shares for services, Shares	2,500,000
Share-based payment expense - Issuance of shares for services, Amount	$ 250		337,000			337,250
Share-based payment expense - stock options			212,570			212,570
Issuance of shares upon conversion of debts, Shares	8,370,000
Issuance of shares upon conversion of debts, Amount	$ 837		836,163			837,000
Net loss for the period				(1,772,038)		(1,772,038)
Foreign currency translation					97,015	97,015
Ending Balance, Shares at Sep. 30, 2018	55,088,276
Ending Balance, Amount at Sep. 30, 2018	$ 5,508		22,481,894	(23,074,571)	69,623	(517,546)
Beginning Balance, Shares at Jun. 30, 2018	46,718,276
Beginning Balance, Amount at Jun. 30, 2018	$ 4,671		21,575,774	(22,700,254)	132,519	(987,290)
Share-based payment expense - stock options			69,957			69,957
Issuance of shares upon conversion of debts, Shares	8,370,000
Issuance of shares upon conversion of debts, Amount	$ 837		836,163			837,000
Net loss for the period				(374,317)		(374,317)
Foreign currency translation					(62,896)	(62,896)
Ending Balance, Shares at Sep. 30, 2018	55,088,276
Ending Balance, Amount at Sep. 30, 2018	$ 5,508		22,481,894	(23,074,571)	69,623	(517,546)
Beginning Balance, Shares at Dec. 31, 2018	105,450,000
Beginning Balance, Amount at Dec. 31, 2018	$ 10,545		26,648,048	(27,538,709)	249,459	(630,657)
Issuance of shares for private placement, Shares	2,038,461
Issuance of shares for private placement, Amount	$ 204		195,950			196,154
Share-based payment expense - Issuance of shares for services, Shares	1,500,000
Share-based payment expense - Issuance of shares for services, Amount	$ 150		226,850			227,000
Net loss for the period				(625,014)		(625,014)
Foreign currency translation					(90,490)	(90,490)
Ending Balance, Shares at Sep. 30, 2019	108,988,461
Ending Balance, Amount at Sep. 30, 2019	$ 10,899		27,070,848	(28,163,723)	158,969	(923,007)
Beginning Balance, Shares at Jun. 30, 2019	107,988,461	181,818
Beginning Balance, Amount at Jun. 30, 2019	$ 10,799	$ 15,385	26,978,640	(27,907,597)	129,889	(772,884)
Issuance of shares for private placement, Shares	1,000,000	(181,818)
Issuance of shares for private placement, Amount	$ 100	$ (15,385)	92,208			76,923
Net loss for the period				(256,126)		(256,126)
Foreign currency translation					29,080	29,080
Ending Balance, Shares at Sep. 30, 2019	108,988,461
Ending Balance, Amount at Sep. 30, 2019	$ 10,899		$ 27,070,848	$ (28,163,723)	$ 158,969	$ (923,007)